Short-term loans (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term loans		$ 275,000
Amended convertible note issued to Tencent [Member]
Short-term Debt [Line Items]
Face amount of debt instrument		$ 275,000
Interest rate on debt instrument		6.00%
Maturity date of debt instrument		Jun. 20, 2016
Amended convertible note issued to Tencent [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Repayments of convertible debt	$ 275,000
Interest paid	$ 5,063
Original convertible note issued to Tencent [Member]
Short-term Debt [Line Items]
Issuance date of debt instrument		Jul. 31, 2015
Face amount of debt instrument		$ 400,000
Interest rate on debt instrument		5.00%
Maturity date of debt instrument		Dec. 20, 2015
Proceeds from convertible debt		$ 400,000
Number of Class A ordinary shares issued as early repayment of portion of outstanding debt		4,267,344
Portion of outstanding debt principal repaid through issuance of Class A Ordinary shares		$ 125,000
Portion of accrued interest repaid with issuance of Class A ordinary shares		$ 7,288